UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-21731
Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Equity Premium Advantage Fund (JLA)
March 31, 2006

Shares	Description	Value

	Common Stocks - 97.0%

	Aerospace & Defense - 1.1%

26,200	Boeing Company	$2,041,766
41,300	Honeywell International Inc.	1,766,401
29,900	United Technologies Corporation	1,733,303

	Total Aerospace & Defense	5,541,470

	Air Freight & Logistics - 0.5%

33,700	United Parcel Service, Inc., Class B	2,675,106

	Airlines - 0.2%

60,900	Southwest Airlines Co.	1,095,591

	Auto Components - 0.1%

22,700	Lear Corporation	402,471

	Automobiles - 0.2%

14,900	Harley-Davidson Inc.	773,012

	Beverages - 0.6%

32,700	Coca-Cola Company	1,369,149
23,200	PepsiCo, Inc.	1,340,728

	Total Beverages	2,709,877

	Biotechnology - 4.8%

112,400	Amgen Inc., (1)	8,177,100
73,600	Biogen Idec Inc., (1)	3,466,560
12,500	Cephalon, Inc., (1)	753,125
11,700	Genentech, Inc., (1)	988,767
61,300	Genzyme Corporation, (1)	4,120,586
80,200	Gilead Sciences, Inc., (1)	4,990,044
19,500	Sepracor Inc., (1)	951,795

	Total Biotechnology	23,447,977

	Capital Markets - 1.6%

74,000	Charles Schwab Corporation	1,273,540
9,100	Goldman Sachs Group, Inc.	1,428,336
13,200	Legg Mason, Inc.	1,654,356
35,700	Morgan Stanley	2,242,674
51,000	Waddell & Reed Financial, Inc., Class A	1,178,100

	Total Capital Markets	7,777,006

	Chemicals - 0.5%

23,800	Dow Chemical Company	966,280
26,100	Lyondell Chemical Company	519,390
22,000	Olin Corporation	472,340
34,800	RPM International, Inc.	624,312

	Total Chemicals	2,582,322

	Commercial Banks - 3.5%

118,691	Bank of America Corporation	5,405,234
23,800	Bank of New York Company, Inc.	857,752
33,600	Commerce Bancorp, Inc.	1,231,440
82,400	Lloyds TSB Group PLC, Sponsored ADR	3,171,576
63,800	U.S. Bancorp.	1,945,900
38,800	Wachovia Corporation	2,174,740
32,600	Wells Fargo & Company	2,082,162

	Total Commercial Banks	16,868,804

	Commercial Services & Supplies - 2.8%

38,800	Automatic Data Processing, Inc.	1,772,384
28,200	CheckFree Corp., (1)	1,424,100
13,800	Corporate Executive Board Company	1,392,420
18,500	Deluxe Corporation	484,145
23,400	Global Payments Inc.	1,240,434
15,900	ITT Educational Services, Inc., (1)	1,018,395
20,400	Manpower Inc.	1,166,472
65,500	Paychex, Inc.	2,728,730
26,600	Pitney Bowes Inc.	1,141,938

88,800	ServiceMaster Company	$1,165,056

	Total Commercial Services & Supplies	13,534,074

	Communications Equipment - 7.9%

101,000	Ciena Corporation, (1)	526,210
467,900	Cisco Systems, Inc., (1)	10,139,393
68,300	Corning Incorporated, (1)	1,837,953
29,400	Harris Corporation	1,390,326
263,500	JDS Uniphase Corporation, (1)	1,098,795
44,100	Juniper Networks Inc., (1)	843,192
150,600	Lucent Technologies Inc. (1)	459,330
72,900	Motorola, Inc.	1,670,139
374,500	QUALCOMM Inc.	18,953,445
17,100	Research In Motion Limited, (1)	1,451,448

	Total Communications Equipment	38,370,231

	Computers & Peripherals - 5.9%

226,500	Apple Computer, Inc., (1)	14,206,080
118,300	Dell Inc., (1)	3,520,608
66,500	EMC Corporation, (1)	906,395
100,200	Hewlett-Packard Company	3,296,580
36,800	International Business Machines Corporation (IBM)	3,034,896
59,000	Network Appliance Inc., (1)	2,125,770
31,500	SanDisk Corporation, (1)	1,811,880

	Total Computers & Peripherals	28,902,209

	Containers & Packaging - 0.5%

74,200	Packaging Corp of America	1,665,048
24,900	Sonoco Products Company	843,363

	Total Containers & Packaging	2,508,411

	Diversified Financial Services - 3.0%

18,700	American Express Company	982,685
4,400	Chicago Merchantile Exchange	1,969,000
115,400	Citigroup Inc.	5,450,342
36,000	Eaton Vance Corporation	985,680
89,700	JPMorgan Chase & Co.	3,735,108
20,000	Moody's Corporation	1,429,200

	Total Diversified Financial Services	14,552,015

	Diversified Telecommunication Services - 2.1%

149,013	AT&T Inc.	4,029,312
54,100	BellSouth Corporation	1,874,565
70,914	Sprint Nextel Corporation	1,832,418
75,700	Verizon Communications Inc.	2,578,342

	Total Diversified Telecommunication Services	10,314,637

	Electric Utilities - 0.6%

21,600	Exelon Corporation	1,142,640
30,400	OGE Energy Corp.	881,600
42,000	TECO Energy, Inc.	677,040

	Total Electric Utilities	2,701,280

	Electrical Equipment - 1.1%

13,000	Cooper Industries, Ltd., Class A	1,129,700
29,900	Emerson Electric Co.	2,500,537
13,500	Hubbell Incorporated, Class B	692,010
15,500	Rockwell Automation, Inc.	1,114,605

	Total Electrical Equipment	5,436,852

	Electronic Equipment & Instruments - 0.5%

16,300	Amphenol Corporation, Class A	850,534
20,300	Arrow Electronics, Inc., (1)	655,081
23,200	Roper Industries Inc.	1,128,216

	Total Electronic Equipment & Instruments	2,633,831

	Energy Equipment & Services - 1.5%

15,000	Cooper Cameron Corporation, (1)	661,200
21,300	Diamond Offshore Drilling, Inc.	1,906,350
9,000	ENSCO International Incorporated	463,050
26,400	Halliburton Company	1,927,728

7,300	Schlumberger Limited	$923,961
35,000	Smith International, Inc.	1,363,600

	Total Energy Equipment & Services	7,245,889

	Food & Staples Retailing - 1.3%

60,200	Albertson's, Inc.	1,545,334
33,900	CVS Corporation	1,012,593
32,500	Walgreen Co.	1,401,725
46,000	Wal-Mart Stores, Inc.	2,173,040

	Total Food & Staples Retailing	6,132,692

	Food Products - 0.3%

22,800	ConAgra Foods, Inc.	489,288
13,900	Monsanto Company	1,178,025

	Total Food Products	1,667,313

	Gas Utilities - 0.9%

36,400	Atmos Energy Corporation	958,412
50,200	Nicor Inc.	1,985,912
18,000	Peoples Energy Corporation	641,520
26,700	Piedmont Natural Gas Company	640,533

	Total Gas Utilities	4,226,377

	Health Care Equipment & Supplies - 1.2%

33,800	Applera Corporation-Applied Biosystems Group	917,332
34,400	Baxter International Inc.	1,335,064
10,500	Guidant Corporation	819,630
4,600	Intuitive Surgical, Inc. (1)	542,800
34,300	Medtronic, Inc.	1,740,725
10,000	Stryker Corporation	443,400

	Total Health Care Equipment & Supplies	5,798,951

	Health Care Providers & Services - 1.4%

19,800	Caremark Rx, Inc., (1)	973,764
18,400	HealthExtras, Inc. (1)	649,520
9,100	Humana Inc., (1)	479,115
15,100	Medco Health Solutions, Inc., (1)	864,022
33,700	UnitedHealth Group Incorporated	1,882,482
11,200	Universal Health Services, Inc., Class B	568,848
16,600	Wellpoint Inc., (1)	1,285,338

	Total Health Care Providers & Services	6,703,089

	Hotels, Restaurants & Leisure - 2.4%

27,600	International Game Technology	972,072
45,500	McDonald's Corporation	1,563,380
182,400	Starbucks Corporation, (1)	6,865,536
15,700	Starwood Hotels & Resorts Worldwide, Inc.	1,063,361
20,300	Wendy's International, Inc.	1,259,818

	Total Hotels, Restaurants & Leisure	11,724,167

	Household Durables - 0.8%

5,000	Black & Decker Corporation	434,450
37,300	Furniture Brands International, Inc.	914,223
38,500	Newell Rubbermaid Inc.	969,815
24,600	Tupperware Corporation	506,514
12,700	Whirlpool Corporation	1,161,669

	Total Household Durables	3,986,671

	Household Products - 0.9%

76,565	Procter & Gamble Company	4,411,675

	Industrial Conglomerates - 2.3%

24,900	3M Co.	1,884,681
233,000	General Electric Company	8,103,740
42,100	Tyco International Ltd.	1,131,648

	Total Industrial Conglomerates	11,120,069

	Insurance - 1.8%

24,500	AFLAC Incorporated	1,105,685
63,400	American International Group, Inc.	4,190,106
29,600	Arthur J. Gallagher & Co.	823,176

32,700	Fidelity National Financial, Inc.	$1,161,831
13,600	Prudential Financial, Inc.	1,031,016
14,400	Unitrin, Inc.	669,744

	Total Insurance	8,981,558

	Internet & Catalog Retail - 0.9%

39,200	Amazon.com, Inc., (1)	1,431,192
57,750	Expedia, Inc., (1)	1,170,593
45,750	IAC/InterActiveCorp., (1)	1,348,253
15,900	Stamps.com Inc. (1)	560,634

	Total Internet & Catalog Retail	4,510,672

	Internet Software & Services - 3.1%

41,600	Earthlink, Inc. (1)	397,280
207,600	eBay Inc., (1)	8,108,856
18,900	j2 Global Communications, Inc. (1)	888,300
19,300	Sohu.com Inc. (1)	515,117
77,200	United Online, Inc.	992,792
134,400	Yahoo! Inc., (1)	4,335,744

	Total Internet Software & Services	15,238,089

	IT Services - 0.9%

26,100	aQuantive, Inc. (1)	614,394
11,800	Digital River, Inc. (1)	514,598
41,600	Electronic Data Systems Corporation	1,116,128
29,700	First Data Corporation	1,390,554
7,300	Infosys Technologies Limited, Sponsored ADR	568,378

	Total IT Services	4,204,052

	Leisure Equipment & Products - 0.1%

12,100	Polaris Industries Inc.	660,176

	Machinery - 1.4%

23,900	Briggs & Stratton Corporation	845,343
29,600	Caterpillar Inc.	2,125,576
11,100	Danaher Corporation	705,405
15,700	Eaton Corporation	1,145,629
18,700	Graco Inc.	849,541
23,300	SPX Corporation	1,244,686

	Total Machinery	6,916,180

	Media - 3.0%

32,300	Clear Channel Communications, Inc.	937,023
149,100	Comcast Corporation, Special Class A, (1)	3,894,492
22,900	Dow Jones & Company, Inc.	899,970
62,500	News Corporation, Class A	1,038,125
12,800	Omnicom Group Inc.	1,065,600
76,300	Regal Entertainment Group, Class A	1,435,203
259,400	Sirius Satellite Radio Inc., (1)	1,317,752
121,600	Time Warner Inc.	2,041,664
33,200	ValueClick, Inc., (1)	561,744
34,600	Walt Disney Company	964,994
28,600	XM Satellite Radio Holdings Inc., Class A, (1)	636,922

	Total Media	14,793,489

	Metals & Mining - 1.0%

29,600	Alcoa Inc.	904,576
56,000	Companhia Siderurgica Nacional S.A., Sponsored ADR	1,759,520
20,000	Phelps Dodge Corporation	1,610,600
6,500	Southern Copper Corporation	549,120

	Total Metals & Mining	4,823,816

	Multiline Retail - 1.3%

11,331	Federated Department Stores, Inc.	827,163
16,800	J.C. Penney Company, Inc.	1,014,888
19,500	Nordstrom, Inc.	764,010
19,400	Sears Holding Corporation, (1)	2,565,456
23,300	Target Corporation	1,211,833

	Total Multiline Retail	6,383,350

	Multi-Utilities - 0.7%

61,600	Duke Energy Corporation	$1,795,640
12,700	National Grid PLC, Sponsored ADR	630,301
30,500	Vectren Corporation	804,590

	Total Multi-Utilities	3,230,531

	Oil, Gas & Consumable Fuels - 3.4%

71,100	ChevronTexaco Corporation	4,121,667
35,300	ConocoPhillips	2,229,195
151,700	Exxon Mobil Corporation	9,232,462
12,500	Valero Energy Corporation	747,250

	Total Oil, Gas & Consumable Fuels	16,330,574

	Paper & Forest Products - 0.7%

18,000	International Paper Company	622,260
31,500	Potlatch Corporation	1,349,460
20,300	Weyerhaeuser Company	1,470,329

	Total Paper & Forest Products	3,442,049

	Pharmaceuticals - 5.3%

34,800	Abbott Laboratories	1,477,956
90,700	Bristol-Myers Squibb Company	2,232,127
58,000	Celgene Corporation, (1)	2,564,760
48,800	Eli Lilly and Company	2,698,640
20,700	GlaxoSmithKline PLC, ADR	1,082,817
53,500	Johnson & Johnson	3,168,270
110,300	Merck & Co. Inc.	3,885,869
174,300	Pfizer Inc.	4,343,556
55,400	Schering-Plough Corporation	1,052,046
42,900	Telik, Inc., (1)	830,544
46,200	Wyeth	2,241,624

	Total Pharmaceuticals	25,578,209

	Real Estate - 1.2%

68,000	American Financial Realty Trust	792,200
67,400	Health Care REIT, Inc.	2,567,940
66,600	Nationwide Health Properties, Inc.	1,431,900
49,550	Trustreet Properties, Inc.	752,665

	Total Real Estate	5,544,705

	Road & Rail - 0.4%

17,500	Burlington Northern Santa Fe Corporation	1,458,275
17,500	Laidlaw International Inc.	476,000

	Total Road & Rail	1,934,275

	Semiconductors & Equipment - 7.1%

46,200	Advanced Micro Devices, Inc., (1)	1,531,992
50,600	Analog Devices, Inc.	1,937,474
106,300	Applied Materials, Inc.	1,861,313
66,600	Broadcom Corporation, Class A, (1)	2,874,456
18,900	Cymer, Inc., (1)	858,816
55,600	Fairchild Semiconductor International Inc., Class A, (1)	1,060,292
46,600	Freescale Semiconductor, Inc., (1)	1,295,946
60,580	Integrated Device Technology, Inc., (1)	900,219
441,500	Intel Corporation	8,543,025
24,700	KLA-Tencor Corporation	1,194,492
35,300	Marvell Technology Group Ltd., (1)	1,909,730
74,400	Maxim Integrated Products, Inc.	2,763,960
30,100	Micrel, Incorporated, (1)	446,082
73,000	Micron Technology, Inc., (1)	1,074,560
53,400	National Semiconductor Corporation	1,486,656
112,818	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,134,959
85,100	Texas Instruments Incorporated	2,763,197
30,150	Varian Semiconductor Equipment Associate, (1)	846,612

	Total Semiconductors & Equipment	34,483,781

	Software - 10.3%

92,500	Adobe Systems Incorporated	3,230,100
22,100	Akamai Technologies, Inc. (1)	726,869
39,700	Autodesk, Inc.	1,529,244
47,500	Computer Associates International, Inc.	1,292,475

73,400	Cadence Design Systems, Inc., (1)	$1,357,166
50,300	CNET Networks, Inc. (1)	714,763
58,600	Electronic Arts Inc. (EA), (1)	3,206,592
28,850	Hyperion Solutions Corporation, (1)	940,510
18,600	Internet Security Systems, Inc., (1)	446,028
834,600	Microsoft Corporation	22,709,466
506,651	Oracle Corporation, (1)	6,936,052
17,600	Red Hat, Inc., (1)	492,448
18,900	Reynolds and Reynolds Company	536,760
16,800	SAP AG, Sponsored ADR	912,576
32,000	Satyam Computer Services Limited, ADR	1,400,320
25,400	Sybase, Inc., (1)	536,448
182,610	Symantec Corporation, (1)	3,073,326
21,400	VeriSign, Inc., (1)	513,386

	Total Software	50,554,529

	Specialty Retail - 2.1%

6,500	Abercrombie & Fitch Co., Class A	378,950
28,650	Best Buy Co., Inc.	1,602,395
11,300	Chico's FAS, Inc., (1)	459,232
32,600	Claire's Stores, Inc.	1,183,706
25,700	Gap, Inc.	480,076
60,100	Home Depot, Inc.	2,542,230
40,900	Limited Brands, Inc.	1,000,414
24,500	Lowe's Companies, Inc.	1,578,780
14,100	Office Depot, Inc. (1)	525,084
22,800	TJX Companies, Inc.	565,896

	Total Specialty Retail	10,316,763

	Textiles, Apparel & Luxury Goods - 0.2%

24,400	Coach, Inc., (1)	843,752

	Thrifts & Mortgage Finance - 0.3%

13,800	Fannie Mae	709,320
53,100	New York Community Bancorp, Inc.	930,312

	Total Thrifts & Mortgage Finance	1,639,632

	Tobacco - 1.0%

69,700	Altria Group, Inc.	4,938,940

	Wireless Telecommunication Services - 0.3%

46,400	China Mobile Hong Kong Limited, Sponsored ADR	1,231,456

	Total Common Stocks (Cost $423,602,722)	472,424,647

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Put Options - 0.2%

374	Nasdaq 100 Index	$56,100,000	5/20/06	$1500	$84,150
671	Nasdaq 100 Index	100,650,000	6/17/06	1500	315,370
311	Nasdaq 100 Index	47,427,500	6/17/06	1525	188,155
468	S&P 500 Index	54,990,000	4/22/06	1175	18,720
285	S&P 500 Index	32,775,000	5/20/06	1150	31,350
271	S&P 500 Index	31,842,500	5/20/06	1175	43,360
413	S&P 500 Index	49,560,000	5/20/06	1200	99,120
289	S&P 500 Index	33,957,500	6/17/06	1175	89,590
78	S&P 500 Index	9,360,000	6/17/06	1200	35,880

3,160	Total Put Options (Cost $1,775,475)	416,662,500			905,695

Principal
Amount (000)	Description	Coupon	Maturity	Value

	Short-Term Investments - 5.5%

	Repurchase Agreement with State Street Bank, dated
	3/31/06, repurchase price $26,609,311, collateralized by
	$27,235,000 U.S. Treasury Notes, 4.625%,
$ 26,600	due 3/31/08, value $27,132,869	4.250%	4/03/06	$26,599,890

	Total Short-Term Investments (cost $26,599,890)			26,599,890

	Total Investments (cost $451,978,087) - 102.7%			499,930,232

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options - (2.7)% (2)

(1,430)	Mini-Nasdaq 100 Index	$(24,310,000)	5/20/06	$170.0	$(700,700)
(300)	Mini-NDX 100 Index	(4,950,000)	4/22/06	165.0	(205,500)
(1,140)	Mini-NDX 100 Index	(19,380,000)	4/22/06	170.0	(359,100)
(120)	Mini-NDX 100 Index	(1,980,000)	5/20/06	165.0	(99,600)
(1,250)	Mini-NDX 100 Index	(20,937,500)	5/20/06	167.5	(812,500)
(131)	Nasdaq 100 Index	(21,615,000)	4/22/06	1650	(900,625)
(294)	Nasdaq 100 Index	(49,245,000)	4/22/06	1675	(1,443,540)
(190)	Nasdaq 100 Index	(32,300,000)	4/22/06	1700	(602,300)
(128)	Nasdaq 100 Index	(21,120,000)	5/20/06	1650	(1,066,880)
(190)	Nasdaq 100 Index	(31,825,000)	5/20/06	1675	(1,236,900)
(237)	S&P 500 Index	(29,625,000)	4/22/06	1250	(1,176,705)
(484)	S&P 500 Index	(61,710,000)	4/22/06	1275	(1,352,780)
(230)	S&P 500 Index	(29,900,000)	4/22/06	1300	(264,500)
(194)	S&P 500 Index	(24,250,000)	5/20/06	1250	(1,089,310)
(425)	S&P 500 Index	(54,187,500)	5/20/06	1275	(1,540,625)
(234)	S&P 500 Index	(30,420,000)	5/20/06	1300	(468,000)

(6,977)	Total Call Options (premiums received $12,803,402)	(457,755,000)			(13,319,565)

	Other Assets Less Liabilities - 0.0%				81,411

	Net Assets - 100%				$486,692,078

(1)	Non-income producing.

(2)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price multiplied by 100.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $451,978,087.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$60,620,980
Depreciation	(12,668,835)

Net unrealized appreciation (depreciation) of investments	$47,952,145

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveeen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.